AUDREY L. CHENG

Assistant Vice President, Counsel

Office: (949) 219-3202

Fax: (949) 219-3706

E-mail: Audrey.Cheng@PacificLife.com

October 15, 2013

Via Electronic Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Pacific Select Fund

(File Nos. 033-13954, 811-05141)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, we hereby certify on behalf of Pacific Select Fund (the “Trust”), that: (i) the forms of prospectus and statement of additional information dated October 16, 2013 that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment (“PEA”) No. 103 to the Trust’s Registration Statement on Form N-1A, and (ii) the text of PEA No. 103 was filed electronically with the Commission on October 15, 2013.

Sincerely,

/s/ Audrey L. Cheng
Audrey L. Cheng

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC

Robin Yonis, Esq., Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP